Streaming Arrangement (Details) R in Millions		6 Months Ended	12 Months Ended
	Dec. 17, 2008 $ / Ounce	Jun. 30, 2024 ZAR (R) $ / Ounce	Jun. 30, 2024 ZAR (R)	Dec. 16, 2023 $ / Ounce	Dec. 16, 2022 $ / Ounce	Dec. 16, 2021 $ / Ounce	Jun. 30, 2023 ZAR (R)	Jun. 30, 2022 ZAR (R)	Oct. 01, 2020 ZAR (R)
Franco Nevada
Disclosure of streaming arrangement [Line Items]
Percent of production covered by streaming arrangement			25.00%
Contract liabilities | R		R 85	R 85				R 390	R 687	R 1,400
Contract price receivable for each ounce of gold delivered		451		446	442	437
Discount rate applied to cash flow projections									11.60%
Franco Nevada | Cap
Disclosure of streaming arrangement [Line Items]
Contract price receivable for each ounce of gold delivered	400
Parent [member]
Disclosure of streaming arrangement [Line Items]
Cost of Debt									7.70%